Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Financial Assets And Off Balance Sheet Commitments Abstract
Deposits in banks	$ 1,982,942	$ 1,998,235
Cash items in process of collection	843,816	390,271
Off-balance commitments:
Letters of credit issued	255,522	323,531
Foreign letters of credit confirmed	1,476,599	53,777
Performance guarantees	8,974,077	1,390,410
Available credit lines	924,173	8,986,535
Personal guarantees	1,617	579,051
Other irrevocable credit commitments	313,345	265,517
Total	75,463,623	70,355,956
Financial derivative contracts	11,672,960	9,494,471
Financial assets held for trading	154,046	73,347
Debt financial instruments	5,800,733	5,803,139
Other financial instruments	142,306	99,375
Financial derivative contracts for hedge accounting	477,762	629,136
Debt financial instruments	4,867,591	4,691,730
Interbank loans	32,990	428
Loans and account receivable at amortised cost /	$ 37,543,144	$ 35,577,003